LOSS PER SHARE - Weighted average number of ordinary shares, diluted (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Weighted average number of ordinary shares used in computation of basic loss per share	332,648	277,665	264,109
Effect of the exercise of the Viola warrants and Warrants (Series 4) (and in the year ended December 31, 2018 also of the conversion of the convertible notes)	13,547	43,246	39,877
Weighted average number of ordinary shares used in computation of diluted loss per share per share	346,195	320,911	303,986